Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2015
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of accounts payable

	December 31, 2015	December 31, 2014
Trade payable	$ 21,372	$ 28,726
Rent payable	527	138
Professional fees payable	605	514

Total accounts payable	$ 22,504	$ 29,378

Schedule of accrued expenses

	December 31, 2015	December 31, 2014
Accrued salaries	$ 6,610	$ 7,586
Taxes	3,816	4,705
Accrued fees	294	961
Accrued bond coupon	4,531	4,531
Other	149	275

Total accrued expenses	$ 15,400	$ 18,058